Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 6,292,469	$ 9,963,821
Less: allowance for doubtful accounts	(39,280)	(2,478)
Accounts receivable, net	$ 6,253,189	$ 9,961,343